Scope of consolidation and non-consolidated entities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
The Effect of Adjustments on Cellectis' Statements of Financial Position and Statements of Operations

The effect of these adjustments on Cellectis' consolidated statements of financial position, consolidated statements of operations, statements of consolidated comprehensive income and consolidated statements of changes in shareholders equity for each period concerned is presented below. We do not present consolidated cash flows statements for the six-month period ended June 30, 2023 and the nine-month period ended September 30, 2023 as the adjustments have no effect on the net cash flows from operating, investment or financing activities. There are no material adjustments relating to three-month period ended March 31, 2023, three-month period ended September 30, 2023 or to periods prior to 2023.

For the three and six-month periods ended June 30, 2023 (unaudited)

CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Unaudited)

	As of June 30, 2023 reported (unaudited)	Adjustments	As of June 30, 2023 corrected (unaudited)
	$ in thousands
ASSETS
Total non-current assets	114,389		114,389
Total current assets	113,285		113,285
Total assets held for sale
TOTAL ASSETS	227,674		227,674

LIABILITIES
Shareholders’ equity
Share capital	3,491		3,491
Premiums related to the share capital	476,224	1,066	477,291
Currency translation adjustment	(37,050)		(37,050)
Retained earnings	(305,392)		(305,392)
Net income (loss)	(40,715)	(1,066)	(41,781)
Total shareholders’ equity - Group Share	96,558		96,558
Non-controlling interests
Total shareholders’ equity	96,558		96,558
Total non-current liabilities	89,068		89,068
Total current liabilities	42,047		42,047
Total liabilities related to asset held for sale
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	227,674		227,674

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)

	For the six-month period ended June 30, 2023 reported (unaudited)	Adjustments	For the six-month period ended June 30, 2023 corrected (unaudited)
	$ in thousands
Total revenues and other income	5,560		5,560
Total operating expenses	(52,612)		(52,612)
Financial income	33,041	(21,827)	11,214
Financial expenses	(21,461)		(21,461)
Net Financial gain (loss)	11,580	(21,827)	(10,247)
Income tax	(258)		(258)
Income (loss) from continuing operations	(35,731)	(21,827)	(57,557)
Income (loss) from discontinued operations	(10,377)	18,769	8,392
Net income (loss)	(46,108)	(3,058)	(49,165)
Attributable to shareholders of Cellectis	(40,715)	(1,066)	(41,781)
Attributable to non-controlling interests	(5,393)	(1,991)	(7,384)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(0.76)	(0.02)	(0.78)
Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	(0.09)	0.39	0.29

INTERIM STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME (LOSS) (Unaudited)

	For the six-month period ended June 30, 2023 reported (unaudited)	Adjustments	For the six-month period ended June 30, 2023 corrected (unaudited)
	$ in thousands
Net income (loss)	(46,108)	(3,058)	(49,165)
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss from continued operations	(42)		(42)
Currency translation adjustment	2,272	(14)	2,258
Other comprehensive income (loss) that will be reclassified subsequently to income or loss from continuing operations	2,272	(14)	2,258
Other comprehensive income (loss) from discontinued operations	(1,233)	14	(1,219)
Total Comprehensive income (loss)	(45,111)	(3,058)	(48,168)
Attributable to shareholders of Cellectis	(41,172)	(1,080)	(42,252)
Attributable to non-controlling interests	(3,939)	(1,978)	(5,916)

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)

	For the three-month period ended June 30, 2023 reported (unaudited)	Adjustments	For the three-month period ended June 30, 2023 corrected (unaudited)
	$ in thousands
Total revenues and other income	2,001		2,001
Total operating expenses	(25,660)		(25,660)
Financial income	32,266	(21,827)	10,440
Financial expenses	(16,284)		(16,284)
Net Financial gain (loss)	15,982	(21,827)	(5,845)
Income tax	(258)		(258)
Income (loss) from continuing operations	(7,935)	(21,827)	(29,762)
Income (loss) from discontinued operations	(5,647)	19,482	13,834
Net income (loss)	(13,583)	(2,345)	(15,928)
Attributable to shareholders of Cellectis	(10,648)	(723)	(11,371)
Attributable to non-controlling interests	(2,935)	(1,622)	(4,557)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(0.19)	(0.01)	(0.20)
Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	(0.05)	0.38	0.33

INTERIM STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME (LOSS) (Unaudited)

	For the three-month period ended June 30, 2023 reported (unaudited)	Adjustments	For the three-month period ended June 30, 2023 corrected (unaudited)
	$ in thousands
Net income (loss)	(13,583)	(2,345)	(15,928)
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss from continued operations	(21)		(21)
Currency translation adjustment	4,751	(13)	4,736
Other comprehensive income (loss) that will be reclassified subsequently to income or loss from continuing operations	4,751	(13)	4,736
Other comprehensive income (loss) from discontinued operations	(4,906)	13	(4,892)
Total Comprehensive income (loss)	(13,760)	(2,345)	(16,105)
Attributable to shareholders of Cellectis	(11,139)	(736)	(11,876)
Attributable to non-controlling interests	(2,620)	(1,609)	(4,229)

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (Unaudited)

	Share Capital Ordinary Shares						Equity
	Number of shares	Amount	Premiums related to share capital	Currency translation adjustment	Retained earnings (deficit)	Income (Loss)	attributable to shareholders of Cellectis	Non controlling interests	Total Shareholders’ Equity
As of January 1, 2023	45,675,968	2,955	583,122	(28,605)	(333,365)	(106,139)	117,968	7,973	125,941
Net Loss						(40,715)	(40,715)	(5,393)	(46,108)
Other comprehensive income (loss)				(415)	(42)	-	(458)	1,454	997
Total comprehensive income (loss)				(415)	(42)	(40,715)	(41,172)	(3,939)	(45,111)
Allocation of prior period loss					(106,139)	106,139	-		-
Capital increase of Cellectis	9,907,800	536	24,482				25,017		25,017
Transaction costs related to Cellectis’ capital increase			(1,455)		-		(1,455)		(1,455)
Operation between shareholders					342		342	(342)	-
Loss of control over Calyxt					-		-	(4,440)	(4,440)
OCI Reclassification pursuant to Calyxt's deconsolidation				(8,030)	(12)		(8,042)	-	(8,042)
Non-cash stock-based compensation expense			4,053		-		4,053	852	4,905
Other movements			(133,976)		133,824		(152)	(105)	(257)
As of June 30, 2023 reported (unaudited)	55,583,768	3,491	476,224	(37,050)	(305,392)	(40,715)	96,558	0	96,558

As of January 1, 2023	45,675,968	2,955	583,122	(28,605)	(333,365)	(106,139)	117,968	7,973	125,941
Net Loss						(41,781)	(41,781)	(7,384)	(49,165)
Other comprehensive income (loss)				(439)	(32)	-	(471)	1,468	997
Total comprehensive income (loss)				(439)	(32)	(41,781)	(42,252)	(5,916)	(48,168)
Allocation of prior period loss					(106,139)	106,139	-		-
Capital increase of Cellectis	9,907,800	536	24,482				25,017		25,017
Transaction costs related to Cellectis’ capital increase			(1,455)		-		(1,455)		(1,455)
Operation between shareholders					342		342	(342)	-
Loss of control over Calyxt					-		-	(3,625)	(3,625)
OCI Reclassification pursuant to Calyxt's deconsolidation				(8,007)	(12)		(8,019)	-	(8,019)
Non-cash stock-based compensation expense			5,119		-		5,119	2,006	7,125
Other movements			(133,976)		133,814		(163)	(95)	(257)
As of June 30, 2023 corrected (unaudited)	55,583,768	3,491	477,291	(37,050)	(305,392)	(41,781)	96,558	0	96,558

For the nine-month periods ended September 30, 2023

CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Unaudited)

	As of September 30, 2023 reported (unaudited)	Adjustments	As of September 30, 2023 corrected (unaudited)
	$ in thousands
ASSETS
Total non-current assets	113,205		113,205
Total current assets	96,494		96,494
Total assets held for sale
TOTAL ASSETS	209,700		209,700

LIABILITIES
Shareholders’ equity
Share capital	3,492		3,492
Premiums related to the share capital	473,325	1,066	474,391
Currency translation adjustment	(37,505)		(37,505)
Retained earnings	(304,994)		(304,994)
Net income (loss)	(58,197)	(1,066)	(59,264)
Total shareholders’ equity - Group Share	76,123		76,123
Non-controlling interests
Total shareholders’ equity	76,123		76,123
Total non-current liabilities	89,625		89,625
Total current liabilities	43,953		43,953
Total liabilities related to asset held for sale
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	209,700		209,700

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)

	For the nine-month period ended September 30, 2023 reported (unaudited)	Adjustments	For the nine-month period ended September 30, 2023 corrected (unaudited)
	$ in thousands
Total revenues and other income	7,203		7,203
Total operating expenses	(74,926)		(74,926)
Operating income (loss)	(67,723)		(67,723)
Financial income	37,960	(21,827)	16,133
Financial expenses	(23,085)		(23,085)
Net Financial gain (loss)	14,875	(21,827)	(6,952)
Income tax	(365)		(365)
Income (loss) from continuing operations	(53,213)	(21,827)	(75,040)
Income (loss) from discontinued operations	(10,377)	18,769	8,392
Net income (loss)	(63,590)	(3,058)	(66,648)
Attributable to shareholders of Cellectis	(58,197)	(1,066)	(59,264)
Attributable to non-controlling interests	(5,393)	(1,991)	(7,384)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(1.07)	(0.02)	(1.09)
Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	(0.09)	0.38	0.29

INTERIM STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME (LOSS) (Unaudited)

	For the nine-month period ended September 30, 2023 reported (unaudited)	Adjustments	For the nine-month period ended September 30, 2023 corrected (unaudited)
	$ in thousands
Net income (loss)	(63,590)	(3,058)	(66,648)
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss from continued operations	55		55
Currency translation adjustment	1,620	(18)	1,602
Other comprehensive income (loss) that will be reclassified subsequently to income or loss from continuing operations	1,620	(18)	1,602
Other comprehensive income (loss) from discontinued operations	(1,012)	18	(994)
Total Comprehensive income (loss)	(62,927)	(3,058)	(65,985)
Attributable to shareholders of Cellectis	(59,002)	(1,084)	(60,086)
Attributable to non-controlling interests	(3,925)	(1,974)	(5,899)

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (Unaudited)

	Share Capital Ordinary Shares						Equity
	Number of shares	Amount	Premiums related to share capital	Currency translation adjustment	Retained earnings (deficit)	Income (Loss)	attributable to shareholders of Cellectis	Non controlling interests	Total Shareholders’ Equity
As of January 1, 2023	45,675,968	2,955	583,122	(28,605)	(333,365)	(106,139)	117,968	7,973	125,941
Net Loss						(58,197)	(58,197)	(5,393)	(63,590)
Other comprehensive income (loss)				(859)	55		(805)	1,468	663
Total comprehensive income (loss)				(859)	55	(58,197)	(59,002)	(3,925)	(62,927)
Allocation of prior period loss					(106,139)	106,139
Capital increase of Cellectis	9,907,800	537	24,536				25,073		25,073
Transaction costs related to Cellectis’ capital increase			(1,459)				(1,459)		(1,459)
Operation between shareholders					343		343	(343)
Loss of control over Calyxt								(4,440)	(4,440)
OCI Reclassification pursuant to Calyxt's deconsolidation				(8,041)	(19)		(8,060)		(8,060)
Non-cash stock-based compensation expense			1,400				1,400	852	2,252
Other movements			(134,273)		134,131		(142)	(117)	(259)
As of September 30, 2023 reported (unaudited)	55,583,768	3,492	473,325	(37,505)	(304,994)	(58,197)	76,121	(0)	76,123

As of January 1, 2023	45,675,968	2,955	583,122	(28,605)	(333,365)	(106,139)	117,968	7,973	125,941
Net Loss						(59,264)	(59,264)	(7,384)	(66,648)
Other comprehensive income (loss)				(877)	55	-	(822)	1,485	663
Total comprehensive income (loss)				(877)	55	(59,264)	(60,086)	(5,899)	(65,985)
Allocation of prior period loss					(106,139)	106,139
Capital increase of Cellectis	9,907,800	537	24,536				25,073		25,073
Transaction costs related to Cellectis’ capital increase			(1,459)				(1,459)		(1,459)
Operation between shareholders					343		343	(343)
Loss of control over Calyxt								(3,625)	(3,625)
OCI Reclassification pursuant to Calyxt's deconsolidation				(8,024)	(12)		(8,036)	-	(8,036)
Non-cash stock-based compensation expense			2,466		-		2,466	2,006	4,472
Other movements			(134,273)		134,125		(148)	(111)	(259)
As of September 30, 2023 corrected (unaudited)	55,583,768	3,492	474,391	(37,505)	(304,994)	(59,264)	76,121	0	76,123

Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Impact of Deconsolidation on Group's Financial Statements

On the date of loss of control, the profit from Calyxt’s deconsolidation is as follows:

As of May 31,
2023

Assets held for sale	(19,714)
Liabilities related to assets held for sale	23,592
Non-controlling interests	3,625
Net assets, liabilities and equity derecognized	7,503

Consideration received in cash	-
Fair value of the retained investment	15,097
Consideration received	15,097

Profit from deconsolidation	22,600